Acquisitions and Dispositions - 2014 Acquisitions Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Net loss from continuing operations	$ (1,394.3)	$ (234.3)	$ (25.6)	$ (43.9)
Unaudited pro forma net loss from continuing operations		(429.7)	(409.4)	(94.3)
Bally Acquisition
Business Acquisition [Line Items]
Add: net income not reflected in Consolidated Statement of Operations plus pro forma adjustments		$ (195.4)	$ (349.1)	$ 0.0